Taxes - Tax Rate Reconciliation Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective income tax rate reconciliation, additional disclosures
U.S. corporate tax rate	21.00%	21.00%	21.00%
Effective tax rate (as a percent)	(54.20%)	2.60%	(53.00%)